Intangible assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	$ 1,595	$ 1,984
Ending balance	2,104	1,595	$ 1,984
Costs:
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	9,786	15,711	14,401
Additions	1,070	353	1,311
Disposals		(6,278)	(1)
Ending balance	10,856	9,786	15,711
Accumulated amortization:
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	8,191	13,727	12,974
Disposals		(6,278)
Amortization	561	742	753
Ending balance	$ 8,752	$ 8,191	$ 13,727